Vessels, Port Terminals and Other Fixed Assets, Net (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended				4 Months Ended	5 Months Ended		6 Months Ended			7 Months Ended		8 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2020	Feb. 28, 2021	Feb. 28, 2020	Mar. 31, 2021	Mar. 24, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 23, 2019	May 31, 2020	May 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 31, 2021	Jul. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2017
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net																				$ 950,002	$ 1,139,539
Loss due to sale of vessels																				(47,827)	(88,367)	$ (156,106)
Proceeds from Sale of Property, Plant, and Equipment																				167,016	83,445	48,830
Noncash or Part Noncash Divestiture, Amount of Consideration Received																				5,766	4,378	0
Construction of six liquid barges [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net																				19,501
Capitalized interest																				1,062	611
Payments for Construction in Process																					16,696
Construction Of Two New Tanks In Liquid Port Terminal [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net																				1,843
Payments for Construction in Process																					1,285
Land Port Murtinho [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Capitalized interest																				713	631
Area of land					2.3 additional hectares																		6.6 hectares
Costs Incurred, Development Costs																				1,580
Seller's Credit Agreement for the Navios Logistics 2020 Fleet [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net																				$ 31,960
Description of scope																				for the acquisition of three pushboats and 18 tank barges
Purchase price																				$ 30,000
Acquisition date																				March 22, 2021
Construction of a crane in grain port terminal [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net																				$ 3,803
Payments for Construction in Process																				723
Navios Azimuth [Member]
Property, Plant and Equipment [Line Items]
Year built														2011
Vessel type														Capesize
Vessel Capacity														179,169
Vessel sale price														$ 30,000
Impairment loss														9,104
Carrying balance of dry dock and special survey costs														$ 1,950
Navios Ray [Member]
Property, Plant and Equipment [Line Items]
Year built											2012
Vessel type											Capesize
Vessel Capacity											179,515
Navios Bonavis [Member]
Property, Plant and Equipment [Line Items]
Year built											2009
Vessel type											Capesize
Vessel Capacity											180,022
Navios Ray And Navios Bonavis [Member]
Property, Plant and Equipment [Line Items]
Vessel sale price											$ 58,000
Carrying balance of dry dock and special survey costs											1,775
Loss due to sale of vessels											$ 8,753
Navios Koyo [Member]
Property, Plant and Equipment [Line Items]
Year built											2011
Vessel type											Capesize
Vessel sale price											$ 28,500
Proceeds from Sale of Property, Plant, and Equipment											8,500
Gain due to sale of vessels											$ 12,451
Navios Serenity [Member]
Property, Plant and Equipment [Line Items]
Year built											2011
Vessel type											Handysize
Vessel Capacity											34,690
Vessel sale price											$ 10,388
Carrying balance of dry dock and special survey costs											11
Loss due to sale of vessels											$ 6,957
Navios Centaurus [Member]
Property, Plant and Equipment [Line Items]
Year built				2012
Vessel type				Panamax
Vessel Capacity				81,472
Navios Avior [Member]
Property, Plant and Equipment [Line Items]
Year built				2012
Vessel type				Panamax
Vessel Capacity				81,355
Navios Centaurus and Navios Avior [Member]
Property, Plant and Equipment [Line Items]
Vessel sale price				$ 39,250
Carrying balance of dry dock and special survey costs				495
Loss due to sale of vessels				13,498
Working capital adjustments				$ 5,766
Two tanker vessels [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Impairment loss																				$ 21,966
Two dry bulk tankers [Member]
Property, Plant and Equipment [Line Items]
Impairment loss																					$ 52,820	$ 84,584
Navios Astra [Member]
Property, Plant and Equipment [Line Items]
Year built		2006
Vessel type		Ultra Handymax
Vessel Capacity		53,468
Vessel sale price		$ 6,644
Carrying balance of dry dock and special survey costs		98
Loss due to sale of vessels		$ 6,288
Navios Gem [Member]
Property, Plant and Equipment [Line Items]
Year built																		2014
Vessel type																		Capesize
Vessel Capacity																		181,336
Navios Victory [Member]
Property, Plant and Equipment [Line Items]
Year built																		2014
Vessel type																		Panamax
Vessel Capacity																		77,095
Navios Victory and Navios Gem [Member]
Property, Plant and Equipment [Line Items]
Vessel sale price																		$ 51,000
Carrying balance of dry dock and special survey costs																		1,747
Loss due to sale of vessels																		7,683
Noncash or Part Noncash Divestiture, Amount of Consideration Received																		$ 4,378
Navios Amitie [Member]
Property, Plant and Equipment [Line Items]
Year built																		2005
Vessel type																		Panamax
Vessel Capacity																		75,395
Vessel sale price																		$ 6,885
Loss due to sale of vessels																		$ 4,478
Navios Northern Star [Member]
Property, Plant and Equipment [Line Items]
Year built																2005
Vessel type																Panamax
Vessel Capacity																75,395
Vessel sale price																$ 6,860
Loss due to sale of vessels																$ 4,489
Navios Star [Member]
Property, Plant and Equipment [Line Items]
Year built									2002
Vessel type									Panamax
Vessel Capacity									76,662
Vessel sale price									$ 6,450
Carrying balance of dry dock and special survey costs									258
Loss due to sale of vessels									$ 5,697
Navios Kypros [Member]
Property, Plant and Equipment [Line Items]
Year built			2003
Vessel type			Ultra Handymax
Vessel Capacity			55,222
Vessel sale price			$ 9,131
Carrying balance of dry dock and special survey costs			404
Loss due to sale of vessels			$ 5,551
Navios Hios [Member]
Property, Plant and Equipment [Line Items]
Year built	2003
Vessel type	Ultra Handymax
Vessel Capacity	55,180
Vessel sale price	$ 7,497
Carrying balance of dry dock and special survey costs	611
Loss due to sale of vessels	$ 7,429
Navios Primavera [Member]
Property, Plant and Equipment [Line Items]
Year built																			2007
Vessel type																			Ultra Handymax
Vessel Capacity																			53,464
Vessel sale price																			$ 9,891
Loss due to sale of vessels																			$ 1,673
Navios Mercator [Member]
Property, Plant and Equipment [Line Items]
Year built																	2002
Vessel type																	Ultra Handymax
Vessel Capacity																	53,553
Vessel sale price																	$ 6,664
Carrying balance of dry dock and special survey costs																	490
Loss due to sale of vessels																	$ 4,849
Navios Arc [Member]
Property, Plant and Equipment [Line Items]
Year built															2003
Vessel type															Ultra Handymax
Vessel Capacity															53,514
Vessel sale price															$ 7,105
Carrying balance of dry dock and special survey costs															685
Loss due to sale of vessels															$ 5,149
Navios Vector [Member]
Property, Plant and Equipment [Line Items]
Year built													2002
Vessel type													Ultra Handymax
Vessel Capacity													50,296
Vessel sale price													$ 6,860
Carrying balance of dry dock and special survey costs													673
Loss due to sale of vessels													$ 10,039
Navios Equator Prosper [Member]
Property, Plant and Equipment [Line Items]
Year built										2000
Vessel type										Capesize
Vessel Capacity										171,191
Vessel sale price										$ 11,520
Gain due to sale of vessels										$ 1,784
Navios Meridian [Member]
Property, Plant and Equipment [Line Items]
Year built							2002
Vessel type							Ultra Handymax
Vessel Capacity							50,316
Vessel sale price							$ 6,790
Carrying balance of dry dock and special survey costs							778
Loss due to sale of vessels							$ 5,531
Rainbow N [Member]
Property, Plant and Equipment [Line Items]
Year built												2011
Vessel type												Panamax
Vessel Capacity												79,642
Jupiter N [Member]
Property, Plant and Equipment [Line Items]
Vessel Capacity												93,062
Jupiter N and Rainbow N [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition												$ 24,883
Navios Corali [Member]
Property, Plant and Equipment [Line Items]
Year built						2015
Vessel type						Capesize
Vessel Capacity						181,249
Vessel acquisition						$ 36,684
Navios Canary [Member]
Property, Plant and Equipment [Line Items]
Year built	2015
Vessel type	Capesize
Vessel Capacity	180,528
Vessel acquisition	$ 35,111
Navios Victory I [Member]
Property, Plant and Equipment [Line Items]
Year built																	2014
Vessel type																	Panamax
Vessel Capacity																	77,095
Vessel acquisition																	$ 14,735
Formosa And San Lorenzo [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Vessel sale price																								$ 1,109
Navios Constellation [Member] | Navios Containers [Member]
Property, Plant and Equipment [Line Items]
Year built								2011
Vessel type								containership
Vessel acquisition								$ 53,097
Vessel's capacity in TEU								10,000